Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	100.00%	100.00%
Charterer A [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	45.00%	45.00%
Charterer B [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	39.00%	40.00%
Charterer C [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	16.00%	15.00%